Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation:

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the following accounting policies have been consistently applied in the preparation of the consolidated financial statements.

Principles of consolidation
(b)	Principles of consolidation:

The accompanying consolidated financial statements include the accounts of Seaspan Corporation and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated upon consolidation.

The Company also consolidates any variable interest entities (“VIEs”) of which it is the primary beneficiary. The primary beneficiary is the enterprise that has both the power to make decisions that most significantly affect the economic performance of the VIE and has the right to receive benefits or the obligation to absorb losses that in either case could potentially be significant to the VIE. The impact of the consolidation of these VIEs is described in note 9.

The Company accounts for its investment in companies in which it has significant influence by the equity method. The Company’s proportionate share of earnings (loss) is included in earnings and added to or deducted from the cost of the investment.

Foreign currency translation
(c)	Foreign currency translation:

The functional and reporting currency of the Company is the United States dollar.  Transactions involving other currencies are converted into United States dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the United States dollar are translated into United States dollars using exchange rates at that date. Exchange gains and losses are included in net earnings.

Cash equivalents
(d)	Cash equivalents:
Cash equivalents include highly liquid securities with terms to maturity of three months or less when acquired.
Vessels
(e)	Vessels:

Except as described below, vessels are recorded at their cost, which consists of the purchase price, acquisition and delivery costs, less accumulated depreciation.

Vessels purchased from the predecessor upon completion of the Company’s initial public offering in 2005 were initially recorded at the predecessor’s carrying value.

Vessels under construction include deposits, installment payments, interest, financing costs, transaction fees, construction design, supervision costs, and other pre-delivery costs incurred during the construction period.

Depreciation is calculated on a straight-line basis over the estimated useful life of each vessel, which is 30 years from the date of completion. The Company calculates depreciation based on the estimated remaining useful life and the expected salvage value of the vessel.

Vessels that are held for use are evaluated for impairment when events or circumstances indicate that their carrying amounts may not be recoverable from future undiscounted cash flows. Such evaluations include the comparison of current and anticipated operating cash flows, assessment of future operations and other relevant factors. If the carrying amount of the vessel exceeds the estimated net undiscounted future cash flows expected to be generated over the vessel’s remaining useful life, the carrying amount of the vessel is reduced to its estimated fair value.

Dry-dock activities
(f)	Dry-dock activities:

Classification rules require that vessels be dry-docked for inspection including planned major maintenance and overhaul activities for ongoing certification. The Company generally dry-docks its vessels once every five years. Dry-docking activities include the inspection, refurbishment and replacement of steel, engine components, electrical, pipes and valves, and other parts of the vessel. The Company has adopted the deferral method of accounting for dry-dock activities whereby capital costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled dry-dock activity.

Goodwill
(g)	Goodwill:

Goodwill represents the excess of the purchase price of an acquired enterprise over the fair value assigned to assets acquired and liabilities assumed in a business combination.  Goodwill is not amortized, but reviewed for impairment annually or more frequently if impairment indicators arise. When goodwill is reviewed for impairment, the Company may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Company may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Company uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value.

Deferred financing fees
(h)	Deferred financing fees:

Deferred financing fees represent the unamortized costs incurred on issuance of the Company’s credit and lease facilities. Amortization of deferred financing fees on credit facilities is provided on the effective interest rate method over the term of the facility based on amounts available under the facilities. Amortization of deferred financing fees on capital leases is provided on the effective interest rate method over the term of the underlying obligation and amortization of deferred financing fees on operating leases is provided on a straight line basis over the lease term.

Revenue recognition
(i)	Revenue recognition:

The Company derives its revenue primarily from the charter of its vessels.  Each charter agreement is evaluated and classified as an operating or capital lease.  For time charters classified as operating leases, revenue for the lease and service components is recognized each day the vessel is on-hire and when collection is reasonably assured.

For capital leases that are sales-type leases, the difference between the gross investment in lease and the present value of its components, i.e. the minimum lease payments and the estimated residual value, is recorded as unearned lease interest income. The discount rate used in determining the present values is the interest rate implicit in the lease. The present value of the minimum lease payments, computed using the interest rate implicit in the lease, is recorded as the sales price, from which the carrying value of the vessel at the commencement of the lease is deducted in order to determine the profit or loss on sale. Unearned lease interest income is amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in lease.

Revenue from vessel management is recognized each day the vessel is managed and when collection is reasonably assured.

During 2015, the Company changed its method of accounting for project revenue from completed contract to percentage of completion because reasonably dependable estimates are now available.  Previously, the Company had applied the completed contract method because there was a lack of dependable estimates.  Under the percentage of completion method, the Company measures progress on a contract using the output method, where the output is performance of the contracted services.  The change which was applied retrospectively to all prior periods, had no impact on the amounts reported in the Company’s current or prior period financial statements.  Funds received from customers prior to substantial completion of the contract continue to be recorded as deferred revenue.

Leases
(j)	Leases:

Leases, where the Company is the lessee, are classified as either capital leases or operating leases based on an assessment of the terms of the lease.

For sale-leaseback transactions, the Company, as seller-lessee, would recognize a gain or loss over the term of the lease as an adjustment to the lease expense, unless the loss is required to be recognized immediately by accounting standards. The term of the lease includes the fixed non-cancelable term of the lease plus all renewal periods where that renewal appears reasonably assured.

Derivative financial instruments
(k)	Derivative financial instruments:

The Company’s hedging policies permit the use of various derivative financial instruments to manage interest rate risk. The Company has entered into interest rate swaps and swaptions to reduce the Company’s exposure to changing interest rates on its credit facilities.

All of the Company’s derivatives are measured at their fair value at the end of each period.  For derivatives not designated as accounting hedges, changes in their fair value are recorded in earnings.

The Company had previously designated certain of its interest rate swaps as accounting hedges and applied hedge accounting to those instruments. While hedge accounting was applied, the effective portion of the unrealized gains or losses on those designated interest rate swaps was recorded in other comprehensive loss.

By September 30, 2008, the Company de-designated all of the interest rate swaps it had accounted for as hedges to that date. Subsequent to their de-designation dates, changes in their fair value are recorded in earnings.

The Company evaluates whether the occurrence of any of the previously hedged interest payments are considered to be remote. When the previously hedged interest payments are not considered remote of occurring, unrealized gains or losses in accumulated other comprehensive income associated with the previously designated interest rate swaps are recognized in earnings when and where the interest payments are recognized. If such interest payments are identified as being remote, the accumulated other comprehensive income balance pertaining to these amounts is reversed through earnings immediately.

Fair value measurement
(l)	Fair value measurement:

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The hierarchy is broken down into three levels based on the observability of inputs as follows:

•

Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.  Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

•	Level 2—Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
•	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Share-based compensation
(m)	Share-based compensation:

The Company has granted restricted shares, phantom share units, stock appreciation rights (“SARs”) and restricted stock units to certain of its officers, members of management and directors as compensation. Compensation cost is measured at their grant date fair values.  Under this method, restricted shares, phantom share units and restricted stock units are measured based on the quoted market price of the Company’s Class A common shares at date of the grant, and SARs are measured at fair value using the Monte Carlo model.  The fair value of each grant is recognized straight-line over the requisite service period.

Earnings per share
(n)	Earnings per share:

The treasury stock method is used to compute the dilutive effect of the Company’s share-based compensation awards. Under this method, the incremental number of shares used in computing diluted earnings per share (“EPS”) is the difference between the number of shares assumed issued and purchased using assumed proceeds.

The if-converted method was used to compute the dilutive effect of the Company’s Series A preferred shares until January 30, 2014, the date the Company’s outstanding 200,000 Series A preferred shares automatically converted into Class A common shares. Under the if-converted method, dividends applicable to the Series A preferred shares were added back to earnings attributable to common shareholders, and the Series A preferred shares and paid-in kind dividends were assumed to have been converted at the share price applicable at the end of the period.  The if-converted method was applied to the computation of diluted EPS only if the effect was dilutive.

The dividends applicable to the Series C, D and E preferred shares reduce the earnings available to common shareholders, even if not declared, since the dividends are cumulative.

Use of estimates
(o)	Use of estimates:

The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting fiscal periods. Areas where accounting judgments and estimates are significant to the Company include the assessment of the vessel useful lives, expected salvage values and the recoverability of the carrying value of vessels which are subject to future market events, carrying value of goodwill and the fair value of interest rate derivative financial instruments and share-based awards. Actual results could differ from those estimates.

Comparative information
(p)	Comparative information:
Certain information has been reclassified to conform with the financial statement presentation adopted for the current year.
Recent accounting pronouncements
(q)	Recent accounting pronouncements:

In February 2016, the Financial Accounting Standards Board, or the FASB, issued Accounting Standards Update, or ASU, 2016-02, “Leases”.  ASU 2016-02 will require lessees to recognize all leases, including operating leases, with a term greater than 12 months on the balance sheet, for the rights and obligations created by those leases.  The accounting for lessors will remain largely unchanged from the existing accounting standards.  The standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years.  The Company is evaluating the new guidance to determine the impact it will have on its consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities”.  ASU 2016-01 changes the income statement impact of equity investments held by an entity, and the recognition of changes in fair value of financial liabilities when the fair value option is elected.  The standard does not apply to equity method investments or investments in consolidated subsidiaries.  For entities that elect the fair value option for financial liabilities, the change in fair value that is attributable to instrument-specific credit risk must be recognized in other comprehensive income instead of net income.  The standard is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years.  The Company is evaluating the new guidance to determine the impact it will have on its consolidated financial statements.

In August 2015, the FASB issued ASU 2015-15, “Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-Of-Credit Arrangements”. The guidance in ASU 2015-03 as described below does not address the presentation or subsequent measurement of debt issuance costs related to line of credit (“LOC”) arrangements.  ASU 2015-15 states that the SEC staff would not object to an entity deferring and presenting debt issuance costs related to a LOC arrangement as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the LOC arrangement, regardless of whether there are outstanding borrowings.  The Company is evaluating the new guidance to determine the impact it will have on its consolidated financial statements.

In July 2015, the FASB delayed the effective date of ASU 2014-09, “Revenue from Contracts with Customers” by one year. Reporting entities may choose to adopt the standard as of the original effective date. The FASB decided, based on its outreach to various stakeholders and the forthcoming amendments to ASU 2014-09, that a deferral is necessary to provide adequate time to effectively implement the new revenue standard. ASU 2014-09 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017.  The Company is evaluating the new guidance to determine the impact it will have on its consolidated financial statements.

In April 2015, the FASB issued ASU 2015-03, “Simplifying the Presentation of Debt Issuance Costs”, as part of its simplification initiative. ASU 2015-03 changes the presentation of debt issuance costs in financial statements such that an entity presents such costs in the balance sheet as a direct deduction from the related debt liability rather than as an asset. Amortization of the costs is reported as interest expense. ASU 2015-03 is effective for fiscal years beginning after December 15, 2015, and interim periods within fiscal years beginning after December 15, 2016. The Company is evaluating the new guidance to determine the impact it will have on its consolidated financial statements.

In February 2015, the FASB issued ASU 2015-02, “Consolidation – Amendments to the Consolidation Analysis”.  ASU 2015-02 changes the evaluation of whether limited partnerships, and similar legal entities, are variable interest entities, or VIEs, and eliminates the presumption that a general partner should consolidate a limited partnership that is a voting interest entity. The new guidance also alters the analysis for determining when fees paid to a decision maker or service provider represent a variable interest in a VIE and how interests of related parties affect the primary beneficiary determination.  ASU 2015-02 is effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2015. The new standard allows early adoption, including early adoption in an interim period. The Company is evaluating the new guidance to determine the impact it will have on its consolidated financial statements